Operating Revenue - Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2016
Operating Revenue
Operating revenues	$ 1,042,456	$ 1,014,110	$ 973,583
Current portion of unearned revenue	36,625	49,665
Amortization of assumed time charters	0	4,534	21,222
Capitalized contract fulfillment costs	1,100
Capitalized contract	1,500	400
Unamortized time charter liabilities	0	0
Time charters and bareboat charters
Operating Revenue
Operating revenues	995,852	967,095	963,192
Voyage charters
Operating Revenue
Operating revenues	46,604	47,015	10,391
Accounts receivable	3,100	400
Current portion of unearned revenue	0	1,700
HMM
Operating Revenue
Current portion of unearned revenue	0	0
Unearned revenue				$ 75,600
HMM | Operating revenue
Operating Revenue
Recognized unearned revenue	$ 0	$ 2,600	$ 8,200